Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 17	$ 17
Cash and cash equivalents	(7,392)	(10,332)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	75,944	74,163
Current interest-bearing loans and borrowings	2,240	3,987
Interest-bearing loans and borrowings	78,184	78,150
Bank overdrafts	17	17
Cash and cash equivalents	(7,392)	(10,332)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(86)	(168)
Debt securities (included within Investment securities)	(295)	(94)
Net debt	$ 70,427	$ 67,573